Acquisitions and Divestments - Additional Information (Detail) $ / shares in Units, $ in Millions					1 Months Ended	12 Months Ended
	Apr. 19, 2017 USD ($)	Feb. 06, 2017 USD ($)	Aug. 08, 2016 USD ($)	Dec. 07, 2015 USD ($) $ / shares shares	Feb. 28, 2015	Dec. 31, 2017 USD ($) Business	Dec. 31, 2016 USD ($) Business	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Number of material acquisitions | Business						0
Cash proceeds, net of cash divested						$ 2,682	$ 20	$ 1,605
Number of material divestments | Business							0
Purchase price allocation to goodwill						$ 0	$ 14
Purchase price allocation to other intangible assets				$ 8,464
Other intangible assets, amortization period						5 years
ASMC [Member]
Business Acquisition [Line Items]
Equity method investment ownership percentage	27.47%						27.00%
Total consideration	$ 54
Gain on sale of equity method investment	$ 31
Other Income (Expense) [Member]
Business Acquisition [Line Items]
Gain (loss) on sale of business						$ 1,597
SP [Member] | Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Business Acquisition [Line Items]
Cash proceeds, net of cash divested		$ 2,600
JianGuang Asset Management Co. Ltd. [Member] | Bipolar Power Business [Member]
Business Acquisition [Line Items]
Equity method investment ownership percentage					49.00%
Divestments closing date					Nov. 09, 2015
JianGuang Asset Management Co. Ltd. [Member] | Bipolar Power and RF Power Businesses [Member] | Other Income (Expense) [Member]
Business Acquisition [Line Items]
Gain (loss) on sale of business								1,257
Freescale Semiconductor, Ltd. [Member]
Business Acquisition [Line Items]
Payments to acquire business				1,948
Purchase price allocation to inventories				1,280
Purchase price allocation to tangible fixed assets				1,827
Purchase price				$ 11,639
Number of shares issuable for each ordinary share of acquiree | shares				0.3521
Cash consideration payable for each ordinary share of acquiree | $ / shares				$ 6.25
Acquisition related transaction costs				$ 42
Deferred taxes, purchase accounting adjustment							$ 33
Accounts payable, accrued liabilities and other current liabilities, purchase accounting adjustment							3
Inventories, net, purchase accounting adjustment							5
Goodwill, purchase accounting adjustment						$ 28	$ 25
Purchase price allocation net liabilities assumed				$ 4,224
Freescale Semiconductor, Ltd. [Member] | Minimum [Member]
Business Acquisition [Line Items]
Estimated useful lives of identified intangible assets				1 year
Freescale Semiconductor, Ltd. [Member] | Maximum [Member]
Business Acquisition [Line Items]
Estimated useful lives of identified intangible assets				19 years
Bluetooth Low Energy and Wearable Businesses and Athena SCS Limited [Member]
Business Acquisition [Line Items]
Purchase price allocation to goodwill								40
Purchase price allocation to other intangible assets								68
Purchase price consideration								102
Purchase price allocation net liabilities assumed								6
Bluetooth Low Energy and Wearable Businesses and Athena SCS Limited [Member] | Core Technology [Member]
Business Acquisition [Line Items]
Purchase price allocation to other intangible assets								29
Bluetooth Low Energy and Wearable Businesses and Athena SCS Limited [Member] | Existing Technology [Member]
Business Acquisition [Line Items]
Purchase price allocation to other intangible assets								17
Bluetooth Low Energy and Wearable Businesses and Athena SCS Limited [Member] | In-Process Research and Development [Member]
Business Acquisition [Line Items]
Purchase price allocation to other intangible assets								$ 22
Bluetooth Low Energy and Wearable Businesses and Athena SCS Limited [Member] | Maximum [Member] | Core Technology [Member]
Business Acquisition [Line Items]
Other intangible assets, amortization period								14 years
Bluetooth Low Energy and Wearable Businesses and Athena SCS Limited [Member] | Maximum [Member] | Existing Technology [Member]
Business Acquisition [Line Items]
Other intangible assets, amortization period								5 years
Other Acquisition [Member]
Business Acquisition [Line Items]
Payments to acquire business			$ 200
Purchase price allocation to goodwill			14
Purchase price allocation to other intangible assets			177
Purchase price allocation to inventories			8
Purchase price allocation to tangible fixed assets			1
Other Acquisition [Member] | Core Technology [Member]
Business Acquisition [Line Items]
Purchase price allocation to other intangible assets			$ 172
Other intangible assets, amortization period			7 years
Other Acquisition [Member] | Existing Technology [Member]
Business Acquisition [Line Items]
Purchase price allocation to other intangible assets			$ 5
Other intangible assets, amortization period			2 years